Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other
Accrued expenses and other payables consist of the following:

	December 31,
	2013	2014
Personnel related items	20,967	22,319
Deferred revenue	7,346	8,409
Financing related items	344	3,106
Other	9,904	14,159
Total accrued expenses and other payables	38,561	47,993